Employee future benefits	3 Months Ended
Mar. 31, 2022
Employee future benefits

7.	Employee future benefits

The change in the Company’s accrued benefit obligations is summarized as follows:

	Three months ended March 31, 2022			Year ended December 31, 2021
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	29,313	99	29,412	15,435
Current service cost	17	3	20	65
Interest cost	80	—	80	88
Employee Contributions	2	—	2	—
Actuarial gain arising from changes in financial assumptions	(3,194)	—	(3,194)	(1,130)
Past service cost associated with multi-employer plan	—	—	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	—	—	—	556
Benefits paid	(165)	(1)	(166)	(511)
Impact of foreign exchange rate changes	(551)	(2)	(553)	(1,228)
Balances – End of the period	25,502	99	25,601	29,412

Change in plan assets
Balances – Beginning of the period	11,927	—	11,927	—
Presentation of plan assets as of December 31, 2021	—	—	—	11,963
Remeasurement of plan assets	(445)	—	(445)	—
Employer contributions	12	—	12	—
Employee contributions	2	—	2	—
Benefits paid	(57)	—	(57)	—
Impact of foreign exchange rate changes	(224)	—	(224)	(36)
Balances – End of the period	11,215	—	11,215	11,927

Net liability of the unfunded plans	10,976	99	11,075	12,749
Net liability of the funded plans	3,311	—	3,311	4,736
Net amount recognized as Employee future benefits	14,287	99	14,386	17,485

Amounts recognized:
In net loss	97	3	100	(153)
In other comprehensive loss	(3,076)	(2)	(3,078)	2,408

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Discount rates were 1.1% at December 31, 2021 and 1.7% at March 31, 2022 causing much of the gain noted above.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)